Note 35 - Fee and commission income and expenses	6 Months Ended
Jun. 30, 2019
Fee And Commission Income Expenses
Fee and commission income and expenses

35. Fee and commission income and expense

The breakdown of the balance under these heading in the accompanying consolidated income statements is as follows:

Fee and commission income (Millions of Euros)
	June 2019	June 2018
Bills receivables	19	23
Demand accounts	232	223
Credit and debit cards, ATMs and TPV	1.538	1.382
Checks	100	92
Transfers and other payment orders	319	295
Insurance product commissions	87	96
Commitment fees	60	117
Contingent risks	196	195
Asset management	511	518
Securities fees	158	192
Custody securities	59	62
Other fees and commissions	381	357
Total	3.661	3.553

The breakdown of fee and commission expense under these heading in the accompanying consolidated income statements is as follows:

Fee and commission expense (Millions of Euros)
	June 2019	June 2018
Credit and debit cards	798	706
Transfers and other payment orders	65	49
Commissions for selling insurance	26	33
Other fees and commissions	302	285
Total	1.191	1.073